EARNINGS PER SHARE (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 EUR (€)	Dec. 31, 2010 EUR (€)		Dec. 31, 2009 EUR (€)
Earnings Per Share Details [Abstract]
Net income / (loss) attributable to NBG shareholders	$ (19,234,907)	€ (14,539,668)	€ (354,772)	[1]	€ 391,052	[1]
Dividends to preference shares		0	(71,558)		(42,192)
Net income / (loss) adjusted for EPS computation		€ (14,539,668)	€ (426,330)		€ 348,860
Weighted average common shares outstanding for basic earnings per share	955,341,356	955,341,356	762,275,390		663,812,717
Adjusted weighted average common shares outstanding for dilutive earnings per share	955,341,356	955,341,356	762,275,390		663,812,717
Basic earnings / (losses) per share	$ (20.13)	€ (15.22)	€ (0.56)	[1]	€ 0.53	[1]
Diluted earnings / (losses) per share	$ (20.13)	€ (15.22)	€ (0.56)	[1]	€ 0.53	[1]
Adjustment factor to reflect the additional shares relating to the stock dividend and the effect of the bonus element in the share capital increase in 2010	1.1769	1.1769

[1]	As restated. See Note 43 for more information.